Contracted concessional assets (Tables)	12 Months Ended
Dec. 31, 2018
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
a)	The following table shows the movements of contracted concessional assets included in the heading “Contracted Concessional assets” for 2018:

Cost

Total as of January 1, 2018	10,633,769
Additions	10,463
Application of IFRS 16 – Leases (Note 2)	62,982
Subtractions	(92,814)
Change in the scope of the consolidated financial statements (Note 5)	170,040
Translation differences	(280,680)
Reclassification and other movements	(27,932)
Total as of December 31, 2018	10,475,828

Accumulated amortization

Total as of January 1, 2018	(1,549,499)
Adjustments arising from application of IFRS9 - Expected Credit Losses (Note 2)	(53,048)
Additions	(362,697)
Change in the scope of the consolidated financial statements (Note 5)	(14,131)
Translation differences	52,728
Total accum. amort. as of December 31, 2018	(1,926,647)
Net balance at December 31, 2018	8,549,181

b)	The following table shows the movements of contracted concessional assets included in the heading “Contracted Concessional assets” for 2017:

Cost

Total as of January 1, 2017	10,067,596
Additions	15,426
Subtractions	(42,500)
Translation differences	593,247
Total as of December 31, 2017	10,633,769

Accumulated amortization

Total as of January 1, 2017	(1,143,324)
Additions	(309,846)
Translation differences	(96,329)
Total accum. amort. as of December 31, 2017	(1,549,499)
Net balance at December 31, 2017	9,084,270